Long-term debt and Finance Liability, textual 2 (Details) - Secured Debt [Member] - USD ($)							6 Months Ended		21 Months Ended
	Jun. 30, 2022	Jul. 30, 2021	May 07, 2020	Jul. 16, 2018	Mar. 19, 2015	Dec. 18, 2014	Jun. 30, 2022	Jun. 30, 2021	Mar. 19, 2024
BNP Paribas [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt						$ 53,500,000
Debt Instrument, Maturity Date						Nov. 30, 2021
BNP Paribas [Member] | Second Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal							$ 1,574,000
Debt Instrument, Balloon Payment	$ 23,596,000						$ 23,596,000
Debt Instrument, Maturity Date							May 19, 2024
Debt Instrument, Description of Variable Rate Basis							LIBOR
Loan Margin Percentage							2.50%
BNP Paribas [Member] | July 2018 agreement
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt				$ 75,000,000
Debt Instrument, Frequency of Periodic Payments								quarterly
Debt Instrument, Periodic Payment, Principal							$ 1,562,500
Debt Instrument, Balloon Payment	43,750,000						$ 43,750,000
Debt Instrument, Maturity Date							Jul. 16, 2023
Debt Instrument, Description of Variable Rate Basis							LIBOR
Loan Margin Percentage							2.30%
Nordea Bank AB, London Branch [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt					$ 93,080,000
Debt Instrument, Maturity Date							Mar. 19, 2021
Debt Instrument, Description of Variable Rate Basis							LIBOR
Loan Margin Percentage							2.10%
Nordea Bank AB, London Branch [Member] | Refinancing Agreement
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt		$ 460,000
Debt Instrument, Periodic Payment, Principal		1,862,000
Debt Instrument, Balloon Payment		$ 26,522,000
Debt Instrument, Maturity Date			Mar. 19, 2022
Amount of loan reclassified to current liabilities	$ 4,786,000
Nordea Bank AB, London Branch [Member] | New repayments terms following July 2022 prepayment
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal									$ 1,636,000
Debt Instrument, Balloon Payment									$ 23,313,000
Debt Instrument, Maturity Date									Mar. 19, 2024